Contract liabilities	9 Months Ended
May 31, 2026
Contract liabilities
Contract liabilities

12. Contract liabilities

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Opening balance	5,674,870	613,477
Payments received in advance	41,622,886	12,195,155
Payments reimbursed	(872,012)	(16,000)
Transferred to revenues	(42,788,600)	(11,781,960)
Business acquisition	—	4,675,341
Currency translation	(3,293)	(11,143)
Closing balance	3,633,851	5,674,870